Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Line Items]
Repayment of directors			$ 128,000
Underlying securities held in fair value	$ 217,000	$ 324,000
Research and development expenses	800,000	800,000
Chief Executive Officer [Member]
Related Parties [Line Items]
Extended margin, value	219,000	330,000
Net receivable	1,700	6,000
Interest income	22,000	$ 29,000
TRS Trading Account [Member] | Chief Executive Officer [Member]
Related Parties [Line Items]
Extended margin, value	644,000
Net receivable	720,000
Earned income	$ 76,000